Related Party Transactions (Details) - Schedule of Transactions with Subsidiaries and Key Management Personnel - USD ($)		12 Months Ended
		Mar. 31, 2024		Mar. 31, 2023
Significant influenc Entity-KMP [Member]
Schedule of Transactions with Subsidiaries and Key Management Personnel [Line Items]
Subscription income				$ 107,322
STB Installation charges		$ 61,628		125,071
Commission expenses		1,047,025		696,746
Bandwith charges		24,098		25,245
Sales/Purchase of materials		1,297		5,111
Interest on loans		212		218
Investment in CCD of Subsidiary	[1]	135,000
Loans and Advances given	[1]	135,000
Trade receivable		444,082		352,424
Trade payable		3,036,901		2,712,683
Outstanding loan payable		3,836,282	[1]
Outstanding loan receivable		3,988,017	[1]	35,598
Outstanding receivable		1,354,871		1,083,034
Subsidiaries [Member]
Schedule of Transactions with Subsidiaries and Key Management Personnel [Line Items]
Loan taken	[2]			3,853,017
Issue of Shares	[2]			2,501,000
Investment in CCD of Subsidiary	[2]			3,853,017
Investments in shares of subsidiaries	[2]			2,501,000
Loans and Advances given	[2]			3,853,017
Outstanding loan payable	[2]			3,853,017
Outstanding loan receivable	[2]			3,853,017
IPO amount with Lytus Inc Receivable	[2]			118,728
IPO amount of Lytus BVI Payable	[2]			118,728
KMP [Member]
Schedule of Transactions with Subsidiaries and Key Management Personnel [Line Items]
Loan taken		1,850,313		311
Loan write back				10
Loan Repayment		(912,506)		(19,000)
Remuneration		285,294		95,644
Rent paid/ provided		7,459
Reimbursement of expenses		29,266		31,155
Loans and Advances received back		(214,458)
Trade payable				3,555
Outstanding loan payable		1,459,144		544,851
Outstanding receivable				214,458
Relatives of KMP [Member]
Schedule of Transactions with Subsidiaries and Key Management Personnel [Line Items]
Loan taken		124,918
Loan Repayment		(93,704)
Remuneration		36,103		20,507
Rent paid/ provided				6,703
Loans and Advances given		0		97,355
Outstanding loan payable		31,019		1,304
Outstanding loan receivable				95,443
IPO amount of Lytus BVI Payable				$ 20,507
Options outstanding		$ 94,118

[1]	Transactions eliminated as per Option agreements in respect to the subscription of Compulsorily Convertible Debentures issued by Lytus India
[2]	Transactions in consolidated financials eliminated as inter-company transactions